Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 15:  Subsequent Events

We have evaluated for subsequent events as defined by the accounting guidance through the date of financial statement issuance.  No items were identified in this period subsequent to the financial statement date that required adjustment or disclosure.